Note 16 - Income Taxes - Income Taxes Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Current tax (expense) recovery
Deferred tax (expense) recovery	(728)	4,576
Total income tax (expense) recovery	$ (728)	$ 4,576